Reversal of loss allowance/(loss allowance) on trade receivables (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023
Reversal of loss Allowance/(loss allowance) on trade receivables
Impairment loss (reversal of impairment loss) on trade receivables, net	$ (2,381)	$ 954	[1]	$ 2,179	$ 4,514	[1]

[1]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).